FINANCIAL INSTRUMENTS (Commodity contracts outstanding) (Details) - Commodity risk - Cash flow hedges $ in Thousands	12 Months Ended
	Dec. 29, 2019 USD ($) pound barrel	Dec. 30, 2018 USD ($) pound barrel
Disclosure of detailed information about hedging instruments [line items]
Financial assets, fair value	$ (2,564)	$ (10,677)
Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument | pound	133,700	76,000
Financial assets, fair value	$ 3,296	$ (2,837)
Swap contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument | pound	60,600	147,700
Financial assets, fair value	$ (6,859)	$ (5,516)
Swap And Option Contract
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument | barrel	202,400	290,000
Financial assets, fair value	$ 999	$ (2,324)
Minimum
Disclosure of detailed information about hedging instruments [line items]
Remaining maturity	0 years	0 months
Maximum
Disclosure of detailed information about hedging instruments [line items]
Remaining maturity	12 years	12 months
Accounts payable and accrued liabilities (1)
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	$ (7,243)	$ (11,158)
Accounts payable and accrued liabilities (1) | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	(198)	(3,173)
Accounts payable and accrued liabilities (1) | Swap contracts
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	(6,859)	(5,516)
Accounts payable and accrued liabilities (1) | Swap And Option Contract
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	(186)	(2,469)
Financial assets included in prepaid expenses, deposits and other current assets
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	4,679	481
Financial assets included in prepaid expenses, deposits and other current assets | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	3,494	336
Financial assets included in prepaid expenses, deposits and other current assets | Swap contracts
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0	0
Financial assets included in prepaid expenses, deposits and other current assets | Swap And Option Contract
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	$ 1,185	$ 145